UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Municipal Income Fund -
Class A, Class T, Class B
and Class C

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	3.13%	3.63%	4.89%
Class T (incl. 4.00% sales charge)	3.12%	3.60%	4.82%
Class B (incl. contingent deferred sales charge) A	1.73%	3.43%	4.77%
Class C (incl. contingent deferred sales charge) B	5.60%	3.68%	4.46%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Municipal Income Fund - Class A on October 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Favorable supply/demand dynamics and a relatively benign interest rate environment helped municipal bonds generate solid gains for the year ending October 31, 2010. Demand for munis was robust during the period, as investors - some motivated to preserve wealth and others to capture higher-yielding alternatives to cash and money market investments - piled into fixed-income securities. The threat of higher tax rates also bolstered demand for munis, which generally are exempt from state and federal income taxes. At the same time, supply was muted due to the increased popularity of Build America Bonds - newer taxable securities that often allow municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the Federal Reserve held short-term interest rates at a historically low level, providing a supportive backdrop for fixed-income securities. Although these developments helped muni bond prices, they also masked growing concerns about muni bond fundamentals, with issuers struggling how to raise revenues and where to cut services in order to balance their budgets. For the 12 months, the Barclays Capital Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - gained 7.78%. By comparison, the taxable investment-grade debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 8.01%.

Comments from Jamie Pagliocco, who became Lead Portfolio Manager of Fidelity AdvisorSM Municipal Income Fund on June 30, 2010: For the year, the fund's Class A, Class T, Class B and Class C shares returned 7.42%, 7.41%, 6.73% and 6.60%, respectively (excluding sales charges), while the Barclays 3+ Year Municipal Bond Index gained 8.56%. The fund's smaller-than-index weighting in bonds issued in Puerto Rico - which are exempt from taxes in every state, carried some of the highest yields available and were by far some of the best-performing securities in the tax-free marketplace - was a drag on performance. To a much smaller degree, underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - also detracted. Both Puerto Rico bonds and tobacco securities were driven by investors' appetite for high-yielding securities. Our decision to underweight par bonds worked against us. These securities were attractive to individual investors and outperformed the overall market. Instead, we favored premium bonds, which lagged. Larger-than-index exposure to health care securities, which rode the rally in higher-yielding bonds, aided results, as did security selection in this sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,037.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,037.90	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.45%
Actual		$ 1,000.00	$ 1,034.50	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.38
Class C	1.52%
Actual		$ 1,000.00	$ 1,033.90	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,039.20	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.3	13.5
Texas	12.7	12.6
Illinois	9.9	10.2
New York	9.5	9.8
Washington	5.2	5.7
Top Five Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.1	33.3
Health Care	19.2	19.9
Water & Sewer	9.1	8.9
Transportation	8.8	8.1
Special Tax	7.7	7.9
Weighted Average Maturity as of October 31, 2010
		6 months ago
Years	6.8	7.5

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of October 31, 2010
6 months ago
Years	8.0	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA 11.4%	AAA 11.6%
AA,A 74.5%	AA,A 74.5%
BBB 6.5%	BBB 7.2%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.8%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 94.3%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,569,810
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,103,130
		2,672,940
Arizona - 3.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,135,370
5.25% 10/1/20 (FSA Insured)	1,600,000	1,811,408
5.25% 10/1/21 (FSA Insured)	850,000	949,892
5.25% 10/1/26 (FSA Insured)	500,000	540,215
5.25% 10/1/28 (FSA Insured)	1,600,000	1,707,808
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,406,352
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,200,000	1,340,976
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,060,290
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,542,697
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,326,060
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,567,058
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,223,530
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,700,000	1,746,835
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,038,240
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (g)	2,000,000	2,156,300
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,523,723
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,123,480
Series 2009 A, 5% 7/1/39	3,400,000	3,582,954
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (h)	3,750,000	3,532,575
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,040,920
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,565,460
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	1,000,000	1,017,030
		38,939,173
California - 14.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,756,528
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI, 5% 12/1/16 (c)	3,400,000	3,897,080
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	5,731,900
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	666,894
Series A, 5% 7/1/18	1,400,000	1,640,478
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,374
5% 11/1/24	2,400,000	2,525,712
5% 6/1/27 (AMBAC Insured)	600,000	627,636
5% 9/1/27	1,410,000	1,462,523
5% 3/1/31	1,800,000	1,825,920
5% 9/1/31	1,500,000	1,523,370
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	853,501
5% 9/1/32	1,600,000	1,620,048
5% 8/1/33	900,000	905,589
5% 9/1/33	1,800,000	1,818,000
5% 9/1/35	1,600,000	1,608,720
5.125% 11/1/24	600,000	630,450
5.25% 2/1/16	1,000,000	1,099,300
5.25% 2/1/24	1,000,000	1,057,990
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	516,845
5.25% 2/1/28	1,200,000	1,241,700
5.25% 2/1/33	2,000,000	2,031,540
5.25% 12/1/33	20,000	20,391
5.25% 3/1/38	2,600,000	2,658,500
5.5% 8/1/27	2,100,000	2,275,854
5.5% 8/1/29	2,800,000	3,003,896
5.5% 8/1/30	2,000,000	2,141,560
5.5% 11/1/33	5,400,000	5,610,978
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/40	$ 1,000,000	$ 1,060,560
6% 3/1/33	2,600,000	2,957,942
6% 4/1/38	5,300,000	5,898,423
6% 11/1/39	11,700,000	13,087,386
6.5% 4/1/33	3,800,000	4,443,112
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	1,044,330
Series 2009 E, 5.625% 7/1/25	2,000,000	2,139,060
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,033,590
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,580,600
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,280,796
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,760,675
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,159,899
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,099,430
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	1,000,000	1,063,840
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,011,220
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,693,776
5% 11/1/21	1,760,000	1,828,358
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,010,550
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,035,000
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,839,519
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,476,479
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,669,685
Series 2005 H, 5% 6/1/18	1,425,000	1,509,089
Series 2009 G1, 5.75% 10/1/30	600,000	635,994
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
6.125% 11/1/29	$ 400,000	$ 435,908
6.375% 11/1/34	1,000,000	1,095,590
Series 2010 A, 5.75% 3/1/30	1,000,000	1,062,180
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,830,848
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,035,270
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,900,000	7,524,726
Bonds (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	519,445
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,314,118
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,358,358
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	618,548
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	404,980
5.75% 1/15/40	600,000	590,760
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,890,440
5% 6/1/45	1,000,000	949,600
Series 2007 A1, 5% 6/1/33	400,000	323,392
5% 6/1/45 (FSA Insured)	105,000	102,135
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,112,820
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,426,960
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	326,043
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	4,055,840
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,318,148
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 2,000,000	$ 2,267,480
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,009,830
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,075,060
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,078,200
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,126,500
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,114,765
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,032,660
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	271,310
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,812,400
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	462,284
6.5% 8/1/27	1,000,000	1,201,900
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,023,140
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,228,425
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	648,150
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	424,560
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,712,020
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	654,500
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	675,030
5.5% 5/15/20 (AMBAC Insured)	740,000	758,189
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,815,627
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.75% 5/15/30	$ 5,985,000	$ 6,951,757
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,098,990
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,118,644
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	763,385
		182,723,505
Colorado - 1.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (h)	1,810,000	2,054,622
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	1,200,000	881,112
0% 7/15/22 (Escrowed to Maturity) (h)	2,800,000	1,865,752
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	903,783
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,065,280
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	244,923
Series A, 5% 7/1/14	570,000	566,951
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,617,020
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (h)	1,200,000	1,022,472
0% 10/1/22 (Escrowed to Maturity) (h)	6,100,000	4,106,520
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000,000	1,050,300
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,307,388
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	873,360
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 248,540
Series 2010 C, 5.25% 9/1/25	1,000,000	1,004,500
		22,812,523
Connecticut - 0.4%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,341,100
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (g)	3,350,000	3,350,804
		5,691,904
District Of Columbia - 1.4%
District Columbia Rev. Series B, 4.75% 6/1/32	500,000	486,165
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,175,352
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,018,323
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,765,056
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,866,560
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	732,160
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,390,955
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,273,350
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	742,658
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,931,615
		18,382,194
Florida - 4.7%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,064,530
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,094,610
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,610,250
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,617,810
5% 6/1/17 (FSA Insured)	1,000,000	1,072,840
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 600,000	$ 620,952
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,320
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,889,202
Series 2006 E, 5% 6/1/35	700,000	746,193
Series A, 5.5% 6/1/38	400,000	443,224
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,100,840
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	580,360
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,349,236
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	1,027,370
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	507,444
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	70,000	82,095
Series 2006 G:
5% 11/15/16	95,000	105,913
5% 11/15/16 (Escrowed to Maturity) (h)	5,000	5,936
5.125% 11/15/18	965,000	1,052,902
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35,000	41,802
Series 2008 B, 6% 11/15/37	2,000,000	2,151,440
Series B:
5% 11/15/14	875,000	978,390
5% 11/15/14 (Escrowed to Maturity) (h)	125,000	143,860
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2002, 3.95%, tender 9/1/12 (d)	2,300,000	2,421,693
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,472,892
5% 7/1/19	2,230,000	2,392,857
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (h)	1,000,000	1,420,780
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (h)	535,000	657,665
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	$ 1,000,000	$ 1,043,530
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,030,250
Series 2009 B, 5% 10/1/18	4,790,000	5,179,092
Series Three 2010 D, 5% 10/1/38	1,600,000	1,689,680
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,542,285
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,700,000	2,750,625
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,042,920
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,140,200
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,732,640
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,165,772
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,017,490
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,171,401
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	531,090
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,470,588
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,375,933
		59,612,902
Georgia - 3.4%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000,000	2,034,600
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (g)	1,000,000	1,066,840
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	2,400,000	2,450,448
5% 11/1/43	9,070,000	9,161,426
Series 2009 A:
6% 11/1/25	3,000,000	3,508,800
6.25% 11/1/39	3,500,000	3,962,805
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	$ 2,200,000	$ 2,310,770
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	1,100,000	762,135
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	1,800,000	1,247,130
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	991,873
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,717,175
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,583,288
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	5,315,000	3,682,498
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,652,884
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,700,000	1,870,695
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,310,000	1,600,484
		43,603,851
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,300,000	1,359,345
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,250,000	1,392,625
		2,751,970
Idaho - 0.2%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,634,877
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,341,180
		2,976,057
Illinois - 9.9%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,069,315
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	722,760
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,125,000	$ 5,306,149
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,165,347
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	314,371
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,672,021
Series A:
5% 1/1/42 (AMBAC Insured)	25,000	25,165
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	258,774
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	531,920
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,470
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,405,000	1,421,242
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	305,000	305,860
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,845
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,491,154
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,127,320
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,150,611
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	320,982
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,340
Series 2010 A, 5.25% 11/15/33	3,250,000	3,442,335
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,477,036
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	300,994
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,270,106
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	8,500,000	5,369,280
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	$ 1,600,000	$ 1,678,368
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,128,750
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	1,000,000	1,008,860
Series 2010:
5% 2/15/22	1,000,000	1,011,030
5.25% 2/15/30	2,600,000	2,611,154
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,253,484
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,345,201
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,315,353
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,500,930
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	2,015,539
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,549,619
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,332,050
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,500,000	2,580,300
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,636,665
Series 2009 D, 6.625% 11/1/39	1,445,000	1,576,654
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,014,260
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,164,790
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,256,200
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,100,000	1,195,700
5% 8/15/24	1,200,000	1,289,256
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,000,000	1,004,270
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,330
Series 2006, 5.5% 1/1/31	1,000,000	1,056,430
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010, 5% 1/1/23 (FSA Insured)	$ 1,300,000	$ 1,362,205
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,115,792
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,038,560
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,063,990
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (h)	1,500,000	1,518,195
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,042,738
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,396,920
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	770,380
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,372,327
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (h)	235,000	208,981
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	627,002
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,144,749
Lake County Forest Preservation District Series 2007 A, 0.546% 12/15/13 (d)	910,000	891,181
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,951,093
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,195,266
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	525,190
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,438,270
Series 2010 B1, 0% 6/15/44	3,900,000	492,687
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,459,099
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.): - continued
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,140,000	$ 637,967
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,492,934
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	209,270
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,782
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,021,980
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,044,280
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,106,210
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,328,964
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,109,312
Series 2009 A, 5.75% 4/1/38	2,940,000	3,257,785
Series 2010 A:
5% 4/1/25	1,000,000	1,069,650
5.25% 4/1/30	1,000,000	1,066,470
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	4,172,836
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	919,580
0% 11/1/16 (FSA Insured)	1,100,000	926,728
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	898,570
		126,680,533
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	2,017,939
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,491,689
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	$ 1,000,000	$ 1,058,010
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,109,180
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,514,445
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,162,200
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,194,060
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	819,460
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (g)	1,000,000	1,082,990
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,400
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,009,006
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (g)	2,000,000	2,048,680
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	726,653
5% 7/1/35	500,000	531,750
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,018,010
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	2,300,000	2,449,224
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,041,200
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,457
		32,153,353
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	170,000	181,376
Municipal Bonds - continued
	Principal Amount	Value
Iowa - continued
Coralville Urban Renewal Rev. Series C: - continued
5.125% 6/1/39	$ 70,000	$ 68,305
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,296,060
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	3,380,000	3,507,967
		5,053,708
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	1,900,000	2,110,406
Series 2009 D, 5.125% 11/15/39	1,250,000	1,301,225
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	375,284
5.25% 11/15/16	955,000	1,063,650
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,074,760
Olathe Health Facilities Rev.:
(Olathe Med. Ctr. Proj.) Series 2010 A, 5% 9/1/30	1,000,000	1,010,600
Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,036,250
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	310,209
5% 11/15/17	500,000	554,285
		8,836,669
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/23	1,000,000	1,064,650
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,378,120
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,064,140
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,028,260
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,706,825
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 3,470,000	$ 3,713,178
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,267,889
		15,223,062
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,907,723
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,679,808
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,052,280
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (g)	1,570,000	1,687,028
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,530
0% 9/1/15 (AMBAC Insured)	700,000	573,545
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	385,000	388,534
		8,336,448
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,219,757
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,053,970
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,376,973
		3,650,700
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	536,255
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,665,000	1,791,956
5.75% 7/1/13 (Escrowed to Maturity) (h)	405,000	435,881
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,077,620
Series 2010, 5.125% 7/1/39	900,000	927,549
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	$ 885,000	$ 974,420
6% 1/1/38	2,800,000	2,997,876
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,033,960
		9,775,517
Massachusetts - 2.5%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,521,086
Massachusetts Gen. Oblig.:
Series 2007 A, 0.882% 5/1/37 (d)	1,000,000	793,390
Series 2007 C:
5% 8/1/37	4,800,000	5,092,656
5.25% 8/1/24	2,200,000	2,507,318
Series 2009 C, 5% 7/1/21	4,135,000	4,799,122
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,009,710
5.125% 7/1/38	1,000,000	1,000,870
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,051
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,098,940
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,503,150
5% 8/15/30	4,500,000	4,792,635
Series 2007 A:
5% 8/15/22 (AMBAC Insured)	600,000	673,128
5% 8/15/37	2,200,000	2,317,414
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,008
		31,364,478
Michigan - 2.1%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,765,626
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 1,100,000	$ 1,177,891
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,211,540
Series 2006, 5% 7/1/36	2,800,000	2,720,956
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,712,087
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,871,658
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,154,320
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,537,819
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,642,350
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,152,500
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,196,448
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,004,600
Series 2008 A, 5.75% 5/15/38	1,000,000	1,052,990
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,788,775
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	882,150
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	724,542
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,087,450
		26,683,702
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,679,195
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (h)	3,865,000	4,206,048
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,089,380
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2008 A:
5% 1/1/11 (g)	$ 1,500,000	$ 1,509,765
5% 1/1/14 (g)	1,000,000	1,100,470
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,137,900
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,249,193
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,060,400
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,023,840
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,370,600
Series 2003 11, 5.25% 12/1/18	1,000,000	1,102,830
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,127,360
Series 2009, 5.75% 7/1/39	1,600,000	1,658,352
		19,315,333
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,219,356
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	877,481
		2,096,837
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,910,502
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.699% 12/1/17 (d)	1,100,000	897,930
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,430,338
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev.: - continued
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	$ 1,000,000	$ 1,043,790
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,045,500
		5,417,558
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (g)	1,000,000	1,023,160
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,113,920
5.625% 7/1/32	3,000,000	3,333,420
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,083,070
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,350
		7,634,920
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,871,874
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	102,384
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,094,540
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,009,140
		4,077,938
New Jersey - 1.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	829,129
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,078,960
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,089,790
5.25% 3/1/23	2,000,000	2,179,580
5.25% 3/1/25	1,500,000	1,617,630
5.25% 3/1/26	915,000	976,845
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,109,140
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,834,176
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,080,470
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	453,388
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,049,400
		13,298,508
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (g)	1,805,000	1,862,182
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,300,320
		4,162,502
New York - 9.5%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,649,295
5.75% 5/1/21	1,200,000	1,267,752
Series 2004:
5.75% 5/1/17	1,600,000	1,803,264
5.75% 5/1/25 (FSA Insured)	600,000	649,380
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,993,200
5% 2/15/47	1,200,000	1,195,920
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,473,612
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (h)	1,000,000	1,083,740
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	$ 880,000	$ 990,616
Series 2005 G, 5% 8/1/15	1,000,000	1,154,230
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,661,250
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,247,460
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,475,133
Series 2009 I-1, 5.625% 4/1/29	600,000	682,344
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	519,040
Series 2003 A, 5.125% 6/15/34	2,000,000	2,076,160
Series 2003 E, 5% 6/15/34	1,600,000	1,684,032
Series 2005 D:
5% 6/15/37	400,000	421,868
5% 6/15/38	1,300,000	1,371,071
5% 6/15/39	500,000	526,030
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,448,930
Series 2009 A, 5.75% 6/15/40	2,300,000	2,615,284
Series 2009 CC, 5% 6/15/34	2,100,000	2,229,549
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,966,662
Series FF 2, 5.5% 6/15/40	3,000,000	3,343,650
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,118,170
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,302,920
Series 2009 S4:
5.5% 1/15/39	850,000	947,138
5.75% 1/15/39	1,600,000	1,816,752
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,045,730
6% 11/1/28 (b)	2,000,000	2,101,360
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,022,760
Series 2004 B, 5% 8/1/32	1,300,000	1,378,884
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,031,620
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,024,980
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,905,342
Series 2007 A, 5% 3/15/32	2,400,000	2,555,808
Series 2009 A, 5% 2/15/34	1,100,000	1,176,846
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 1,200,000	$ 1,290,540
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,083,630
Series 2007 B, 5.25% 7/1/24	200,000	209,476
Bonds Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,172,006
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,560
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,453,500
Series B, 5% 11/15/34	1,200,000	1,276,176
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,214,792
Series 2008 A, 5.25% 11/15/36	3,700,000	3,883,853
Series 2008 C, 6.5% 11/15/28	1,000,000	1,183,880
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,624,815
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,730,832
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,694,070
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,224,696
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	980,000	1,050,178
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,078,100
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,541,224
5.5% 6/1/14	440,000	441,465
5.5% 6/1/16	4,700,000	4,717,390
5.5% 6/1/17	4,000,000	4,117,360
Series 2003B 1C:
5.5% 6/1/14	360,000	361,199
5.5% 6/1/15	1,700,000	1,706,205
5.5% 6/1/16	1,000,000	1,029,700
5.5% 6/1/17	1,600,000	1,646,944
5.5% 6/1/18	2,800,000	2,993,984
5.5% 6/1/19	1,600,000	1,761,216
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 5,000,000	$ 5,454,600
5.5% 6/1/22	1,500,000	1,630,455
		120,599,628
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (g)	500,000	500,930
163rd Series, 5% 7/15/35	5,900,000	6,399,789
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,400,000	1,490,314
		8,391,033
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,029,420
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (g)	1,000,000	1,061,480
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,342,081
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,245,624
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	360,630
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,620,000	1,632,377
Series 2009 B, 5% 1/1/26	1,800,000	1,970,082
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,097,060
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,084,320
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,646,848
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,054,030
Series 2010 B, 5% 1/1/20	1,300,000	1,496,742
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	$ 1,750,000	$ 1,867,163
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,461,574
		18,349,431
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,000,000	1,024,800
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,386,733
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,294,095
		4,705,628
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,591,380
Series A-2:
5.875% 6/1/47	1,300,000	988,702
6.5% 6/1/47	2,800,000	2,335,592
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,034,670
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	2,000,000	2,180,840
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,667,805
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	419,151
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,447,404
		11,665,544
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,849,889
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,080,910
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,697,360
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C: - continued
5.5% 8/15/22	$ 2,865,000	$ 3,223,211
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,638,405
		9,489,775
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	900,000	956,079
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,269,624
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (Pre-Refunded to 5/1/11 @ 101) (h)	1,715,000	1,775,351
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	587,570
5.75% 8/1/26	1,000,000	1,169,900
5.75% 8/1/28	500,000	580,120
5.75% 8/1/29	500,000	578,645
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,195,260
		8,112,549
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	973,633
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,187,230
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,372,700
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,001,650
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,662,038
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,542,035
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	843,934
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	488,284
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,150,792
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (g)	$ 2,000,000	$ 2,032,340
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,568,700
Series 2009 D, 5.5% 12/1/41	2,400,000	2,553,240
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	529,605
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	611,670
Ninth Series, 5.25% 8/1/40	800,000	810,896
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	695,670
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	209,964
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,017,000
		25,251,381
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,003,030
5% 12/1/12	2,500,000	2,655,550
Series 2006 C, 5.25% 1/1/15 (g)	1,000,000	1,049,770
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	652,506
5.75%, tender 7/1/17 (d)	1,100,000	1,212,200
Series N, 5.5% 7/1/22	1,100,000	1,169,135
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,800,000	440,104
Series 2009 A, 6% 8/1/42	1,400,000	1,540,756
		9,723,051
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,094,920
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (g)	2,840,000	3,119,712
		4,214,632
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,066,575
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,085,460
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,155,395
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	306,165
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,064,700
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	1,000,000	1,028,230
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,384,350
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,088,880
		15,179,755
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,061,500
5% 12/15/15	1,500,000	1,594,395
5% 12/15/16	1,500,000	1,586,445
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,035,900
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,496,068
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	$ 1,805,000	$ 1,909,979
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (g)	1,600,000	1,735,616
		10,419,903
Texas - 12.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,261,932
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,161,080
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	965,200
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,256,515
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,323,900
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	315,993
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	925,614
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,606,250
Series 2008A, 5.25% 2/1/23	2,240,000	2,573,738
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,161,940
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,110,451
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,258,964
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	4,038,709
5% 12/1/36	4,710,000	4,917,805
5.25% 12/1/38	5,600,000	6,099,128
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (g)	2,500,000	2,611,150
Series 2009 A, 5% 11/1/24	1,000,000	1,074,880
Series A:
5% 11/1/42 (c)	3,000,000	3,011,700
5.25% 11/1/12 (g)	1,000,000	1,067,490
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	360,564
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (h)	$ 1,280,000	$ 1,400,589
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,565,884
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,648,700
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,427,988
Garland Independent School District Series 2001, 5.5% 2/15/19	45,000	45,150
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,064,450
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	1,500,000	1,541,550
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	500,000	521,150
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,133,075
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,432,720
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	602,490
5.25% 10/1/24	370,000	412,358
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	230,000	266,345
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,382,736
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,096,790
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (g)	1,000,000	1,053,010
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	1,300,000	1,398,982
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,528,742
0% 8/15/13	1,300,000	1,259,167
Houston Util. Sys. Rev. Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,148,216
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	861,860
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District: - continued
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 2,011,464
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,015,190
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	1,012,824
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	757,442
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,067,770
Lewisville Independent School District 0% 8/15/19	2,340,000	1,792,159
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,170,290
Longview Independent School District 5% 2/15/37	1,000,000	1,054,440
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,365,403
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	714,329
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,080,660
Mansfield Independent School District:
5.375% 2/15/26	145,000	146,253
5.5% 2/15/17	25,000	26,530
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,045,637
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,307,465
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,013,830
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,143,800
Series 2008 A, 6% 1/1/24	2,000,000	2,225,760
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	924,473
Series 2009 A, 6.25% 1/1/39	1,800,000	1,984,608
Northside Independent School District 5.5% 2/15/15	940,000	952,380
Northwest Texas Independent School District 5.5% 8/15/21	170,000	184,243
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	1,900,000	2,041,265
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	438,716
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District: - continued
5.375% 8/15/37	$ 2,000,000	$ 2,192,940
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (g)	1,635,000	1,782,673
5.25% 7/1/18 (FSA Insured) (g)	2,505,000	2,710,736
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	1,000,000	1,127,230
5% 2/1/24	1,000,000	1,114,150
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,414,333
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,668,991
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	423,380
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	345,000	348,643
Series 2008, 5.25% 2/1/38	3,145,000	3,407,104
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,216,006
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,293,539
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	1,450,000	1,500,214
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,534,665
Series 2008, 4.75% 4/1/37	4,500,000	4,632,930
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,658,264
0% 9/1/11 (Escrowed to Maturity) (h)	50,000	49,769
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	973,808
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,525,446
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,600,000	1,745,232
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,522,234
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	$ 4,100,000	$ 4,178,351
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,863,826
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,128,270
5% 4/1/23	1,500,000	1,674,675
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	865,000	867,387
Series 2008 B, 5.25% 7/15/23	1,600,000	1,802,480
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (h)	1,000,000	1,082,150
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,887,584
5.5% 2/15/37	2,100,000	2,288,874
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,498,248
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	35,383
		161,521,401
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,298,412
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	404,380
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,013,650
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,756,728
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,040,930
		5,215,688
Municipal Bonds - continued
	Principal Amount	Value
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	$ 4,000,000	$ 4,408,880
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	413,576
		4,822,456
Washington - 5.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	817,340
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,950,000	2,025,056
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,124,360
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,045,950
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,910
5% 1/1/35	2,000,000	2,078,200
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,862,776
Series 2008, 5.75% 1/1/43	3,600,000	4,014,792
Series 2009, 5.25% 1/1/42	1,000,000	1,076,870
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (g)	3,000,000	3,006,690
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,100,880
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,113,770
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,630
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,008,010
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,008,010
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	906,876
Series S5, 0% 1/1/18	2,230,000	1,827,374
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 3,000,000	$ 3,381,420
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,140,040
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	3,146,730
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,088,830
Series 2010 A, 5% 8/15/18	2,295,000	2,506,415
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,131,100
Series 2006 D, 5.25% 10/1/33	1,000,000	1,057,790
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,460,942
5.7% 7/1/38	2,270,000	2,344,706
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,247,987
		65,676,454
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,060,850
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	465,000	496,471
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	400,000	436,220
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	349,372
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	68,501
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (h)	1,095,000	1,153,232
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	1,900,000	1,979,876
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	1,000,140
Series B, 6% 2/15/25	1,500,000	1,516,050
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	$ 500,000	$ 501,770
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	900,000	942,174
		8,443,806
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,100,000	1,202,146
TOTAL MUNICIPAL BONDS (Cost $1,144,936,706)		1,201,182,810
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,536,960
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.30% (e)(f) (Cost $8,309,000)	8,309,000	8,309,000
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $1,154,745,706)		1,211,028,770
NET OTHER ASSETS (LIABILITIES) - 4.9%		62,410,975
NET ASSETS - 100%		$ 1,273,439,745
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 21,827
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,202,719,770	$ -	$ 1,202,719,770	$ -
Money Market Funds	8,309,000	8,309,000	-	-
Total Investments in Securities:	$ 1,211,028,770	$ 8,309,000	$ 1,202,719,770	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.1%
Health Care	19.2%
Water & Sewer	9.1%
Transportation	8.8%
Special Tax	7.7%
Electric Utilities	7.2%
Other	5.8%
Others* (Individually Less Than 5%)	10.1%
100.0%
*Includes net other assets
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,911,450 of which $1,172,353 and $739,097 will expire on October 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,146,436,706)	$ 1,202,719,770
Fidelity Central Funds (cost $8,309,000)	8,309,000
Total Investments (cost $1,154,745,706)		$ 1,211,028,770
Cash		54,120,437
Receivable for fund shares sold		2,563,165
Interest receivable		17,273,400
Distributions receivable from Fidelity Central Funds		1,984
Other receivables		15,536
Total assets		1,285,003,292

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,891,572
Payable for fund shares redeemed	2,037,688
Distributions payable	1,587,013
Accrued management fee	399,158
Distribution and service plan fees payable	291,135
Other affiliated payables	302,217
Other payables and accrued expenses	54,764
Total liabilities		11,563,547

Net Assets		$ 1,273,439,745
Net Assets consist of:
Paid in capital		$ 1,218,659,458
Undistributed net investment income		408,673
Accumulated undistributed net realized gain (loss) on investments		(1,911,450)
Net unrealized appreciation (depreciation) on investments		56,283,064
Net Assets		$ 1,273,439,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($448,793,661 ÷ 34,546,576 shares)	$ 12.99

Maximum offering price per share (100/96.00 of $12.99)	$ 13.53
Class T: Net Asset Value and redemption price per share ($253,136,127 ÷ 19,435,715 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class B: Net Asset Value and offering price per share ($19,837,595 ÷ 1,531,230 shares)A	$ 12.96

Class C: Net Asset Value and offering price per share ($151,846,708 ÷ 11,664,660 shares)A	$ 13.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($399,825,654 ÷ 30,917,487 shares)	$ 12.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2010

Investment Income
Interest		52,087,397
Income from Fidelity Central Funds		21,827
Total income		52,109,224

Expenses
Management fee	$ 4,318,618
Transfer agent fees	1,536,681
Distribution and service plan fees	3,383,992
Accounting fees and expenses	235,392
Custodian fees and expenses	17,756
Independent trustees' compensation	4,239
Registration fees	148,231
Audit	48,584
Legal	5,031
Miscellaneous	13,130
Total expenses before reductions	9,711,654
Expense reductions	(68,451)	9,643,203
Net investment income		42,466,021
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(514,042)
Change in net unrealized appreciation (depreciation) on investment securities		41,887,893
Net gain (loss)		41,373,851
Net increase (decrease) in net assets resulting from operations		$ 83,839,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,466,021	$ 34,369,965
Net realized gain (loss)	(514,042)	(1,075,726)
Change in net unrealized appreciation (depreciation)	41,887,893	71,949,909
Net increase (decrease) in net assets resulting from operations	83,839,872	105,244,148
Distributions to shareholders from net investment income	(42,412,688)	(34,328,568)
Share transactions - net increase (decrease)	166,873,091	256,409,927
Total increase (decrease) in net assets	208,300,275	327,325,507

Net Assets
Beginning of period	1,065,139,470	737,813,963
End of period (including undistributed net investment income of $408,673 and undistributed net investment income of $355,646, respectively)	$ 1,273,439,745	$ 1,065,139,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97
Income from Investment Operations
Net investment incomeC	.465	.479	.476	.488	.504
Net realized and unrealized gain (loss)	.450	.991	(1.094)	(.185)	.193
Total from investment operations	.915	1.470	(.618)	.303	.697
Distributions from net investment income	(.465)	(.480)	(.477)	(.488)	(.505)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.465)	(.480)	(.552)	(.583)	(.667)
Net asset value, end of period	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00
Total ReturnA,B	7.42%	12.96%	(5.06)%	2.39%	5.56%
Ratios to Average Net AssetsD,F
Expenses before reductions	.78%	.79%	.78%	.73%	.68%
Expenses net of fee waivers, if any	.78%	.79%	.78%	.73%	.68%
Expenses net of all reductions	.78%	.79%	.74%	.70%	.63%
Net investment income	3.64%	3.96%	3.85%	3.82%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 448,794	$ 403,580	$ 235,466	$ 160,903	$ 144,183
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00
Income from Investment Operations
Net investment incomeC	.467	.481	.480	.484	.493
Net realized and unrealized gain (loss)	.449	.990	(1.098)	(.177)	.181
Total from investment operations	.916	1.471	(.618)	.307	.674
Distributions from net investment income	(.466)	(.481)	(.477)	(.482)	(.492)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.466)	(.481)	(.552)	(.577)	(.654)
Net asset value, end of period	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02
Total ReturnA,B	7.41%	12.94%	(5.05)%	2.42%	5.36%
Ratios to Average Net AssetsD,F
Expenses before reductions	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.77%	.78%	.74%	.74%	.73%
Net investment income	3.65%	3.97%	3.85%	3.78%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 253,136	$ 256,358	$ 233,891	$ 281,113	$ 310,132
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94
Income from Investment Operations
Net investment incomeC	.379	.397	.396	.398	.407
Net realized and unrealized gain (loss)	.451	.993	(1.096)	(.185)	.193
Total from investment operations	.830	1.390	(.700)	.213	.600
Distributions from net investment income	(.380)	(.400)	(.395)	(.398)	(.408)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.380)	(.400)	(.470)	(.493)	(.570)
Net asset value, end of period	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97
Total ReturnA,B	6.73%	12.26%	(5.70)%	1.68%	4.78%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of all reductions	1.44%	1.45%	1.40%	1.40%	1.39%
Net investment income	2.98%	3.30%	3.19%	3.12%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,838	$ 26,607	$ 31,611	$ 48,172	$ 65,114
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99
Income from Investment Operations
Net investment incomeC	.370	.390	.384	.388	.396
Net realized and unrealized gain (loss)	.448	.999	(1.096)	(.187)	.192
Total from investment operations	.818	1.389	(.712)	.201	.588
Distributions from net investment income	(.368)	(.389)	(.383)	(.386)	(.396)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.368)	(.389)	(.458)	(.481)	(.558)
Net asset value, end of period	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02
Total ReturnA,B	6.60%	12.19%	(5.77)%	1.58%	4.66%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.53%	1.53%	1.49%	1.49%	1.48%
Net investment income	2.89%	3.22%	3.09%	3.03%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,847	$ 133,834	$ 72,444	$ 60,971	$ 62,799
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92
Income from Investment Operations
Net investment incomeB	.492	.506	.504	.508	.520
Net realized and unrealized gain (loss)	.443	.993	(1.093)	(.180)	.196
Total from investment operations	.935	1.499	(.589)	.328	.716
Distributions from net investment income	(.495)	(.509)	(.506)	(.513)	(.524)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.495)	(.509)	(.581)	(.608)	(.686)
Net asset value, end of period	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95
Total ReturnA	7.62%	13.29%	(4.86)%	2.60%	5.73%
Ratios to Average Net AssetsC,E
Expenses before reductions	.55%	.55%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55%	.55%	.54%	.53%	.54%
Expenses net of all reductions	.55%	.55%	.50%	.50%	.49%
Net investment income	3.87%	4.20%	4.08%	4.02%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 399,826	$ 244,761	$ 164,402	$ 132,581	$ 61,573
Portfolio turnover rateD	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-ended mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,647,569
Gross unrealized depreciation	(3,973,286)
Net unrealized appreciation (depreciation)	$ 56,674,283

Tax Cost	$ 1,154,354,487

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 17,610
Undistributed ordinary income	$ 289
Capital loss carryforward	$ (1,911,450)
Net unrealized appreciation (depreciation)	$ 56,674,283

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Tax-exempt Income	$ 42,412,688	$ 34,328,568

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $214,239,916 and $78,027,739, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,074,894	$ 32,317
Class T	-%	.25%	637,915	0
Class B	.65%	.25%	208,754	150,892
Class C	.75%	.25%	1,462,429	534,084
			$ 3,383,992	$ 717,293

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A (1.00% to .50% prior to July 12, 2010) shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 100,676
Class T	13,997
Class B *	40,469
Class C *	27,651
$ 182,793

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 540,599.13
Class T	294,583.12
Class B	33,667.15
Class C	188,586.13
Institutional Class	479,246.15
	$ 1,536,681

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,562 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 514
Institutional Class	.55%	10,668
		$ 11,182

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $17,285 and $39,984, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 15,650,148	$ 12,628,165
Class T	9,302,602	9,684,323
Class B	695,454	971,187
Class C	4,205,413	3,189,552
Institutional Class	12,559,071	7,855,341
Total	$ 42,412,688	$ 34,328,568

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	9,760,470	17,644,983	$ 124,410,750	$ 212,789,356
Reinvestment of distributions	852,921	750,038	10,886,847	9,108,026
Shares redeemed	(8,240,048)	(6,612,381)	(105,208,202)	(79,633,241)
Net increase (decrease)	2,373,343	11,782,640	$ 30,089,395	$ 142,264,141
Class T
Shares sold	1,482,052	3,385,860	$ 18,917,573	$ 41,223,052
Reinvestment of distributions	514,609	558,501	6,585,190	6,769,874
Shares redeemed	(2,947,560)	(3,763,657)	(37,675,820)	(45,360,623)
Net increase (decrease)	(950,899)	180,704	$ (12,173,057)	$ 2,632,303
Class B
Shares sold	294,345	639,952	$ 3,729,725	$ 7,686,240
Reinvestment of distributions	33,391	47,481	424,661	571,399
Shares redeemed	(923,177)	(1,305,143)	(11,722,002)	(15,681,668)
Net increase (decrease)	(595,441)	(617,710)	$ (7,567,616)	$ (7,424,029)
Class C
Shares sold	3,366,657	6,138,592	$ 42,974,274	$ 74,641,639
Reinvestment of distributions	203,401	155,248	2,604,042	1,889,300
Shares redeemed	(2,553,639)	(1,907,282)	(32,743,842)	(23,080,786)
Net increase (decrease)	1,016,419	4,386,558	$ 12,834,474	$ 53,450,153
Institutional Class
Shares sold	17,088,391	11,822,593	$ 217,057,842	$ 142,786,646
Reinvestment of distributions	493,177	359,361	6,276,304	4,340,047
Shares redeemed	(6,261,763)	(6,880,759)	(79,644,251)	(81,639,334)
Net increase (decrease)	11,319,805	5,301,195	$ 143,689,895	$ 65,487,359

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 5.41% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2009 and the total expenses of Class C ranked equal to its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-UANN-1210
1.784765.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Municipal Income Fund -
Institutional Class

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.62%	4.71%	5.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Municipal Income Fund - Institutional Class on October 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Favorable supply/demand dynamics and a relatively benign interest rate environment helped municipal bonds generate solid gains for the year ending October 31, 2010. Demand for munis was robust during the period, as investors - some motivated to preserve wealth and others to capture higher-yielding alternatives to cash and money market investments - piled into fixed-income securities. The threat of higher tax rates also bolstered demand for munis, which generally are exempt from state and federal income taxes. At the same time, supply was muted due to the increased popularity of Build America Bonds - newer taxable securities that often allow municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the Federal Reserve held short-term interest rates at a historically low level, providing a supportive backdrop for fixed-income securities. Although these developments helped muni bond prices, they also masked growing concerns about muni bond fundamentals, with issuers struggling how to raise revenues and where to cut services in order to balance their budgets. For the 12 months, the Barclays Capital Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - gained 7.78%. By comparison, the taxable investment-grade debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 8.01%.

Comments from Jamie Pagliocco, who became Lead Portfolio Manager of Fidelity AdvisorSM Municipal Income Fund on June 30, 2010: For the year, the fund's Institutional Class shares returned 7.62%, while the Barclays 3+ Year Municipal Bond Index gained 8.56%. The fund's smaller-than-index weighting in bonds issued in Puerto Rico - which are exempt from taxes in every state, carried some of the highest yields available and were by far some of the best-performing securities in the tax-free marketplace - acted as a drag on performance. To a much smaller degree, underweighting tobacco bonds - tax-free debt issued by states and backed by ongoing payments from major tobacco companies - also detracted. Both Puerto Rico bonds and tobacco securities were driven by investors' appetite for high-yielding securities. Our decision to underweight par bonds worked against us. These securities were attractive to individual investors and outperformed the overall market. Instead, we favored premium bonds, which lagged. Larger-than-index exposure to health care securities, which rode the rally in higher-yielding bonds, aided results, as did security selection in this sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,037.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,037.90	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.45%
Actual		$ 1,000.00	$ 1,034.50	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.38
Class C	1.52%
Actual		$ 1,000.00	$ 1,033.90	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,039.20	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.3	13.5
Texas	12.7	12.6
Illinois	9.9	10.2
New York	9.5	9.8
Washington	5.2	5.7
Top Five Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.1	33.3
Health Care	19.2	19.9
Water & Sewer	9.1	8.9
Transportation	8.8	8.1
Special Tax	7.7	7.9
Weighted Average Maturity as of October 31, 2010
		6 months ago
Years	6.8	7.5

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of October 31, 2010
6 months ago
Years	8.0	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA 11.4%	AAA 11.6%
AA,A 74.5%	AA,A 74.5%
BBB 6.5%	BBB 7.2%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.8%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 94.3%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,569,810
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,103,130
		2,672,940
Arizona - 3.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,135,370
5.25% 10/1/20 (FSA Insured)	1,600,000	1,811,408
5.25% 10/1/21 (FSA Insured)	850,000	949,892
5.25% 10/1/26 (FSA Insured)	500,000	540,215
5.25% 10/1/28 (FSA Insured)	1,600,000	1,707,808
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,406,352
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,200,000	1,340,976
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,060,290
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,542,697
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,326,060
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,567,058
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,223,530
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,700,000	1,746,835
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,038,240
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (g)	2,000,000	2,156,300
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,523,723
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,123,480
Series 2009 A, 5% 7/1/39	3,400,000	3,582,954
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (h)	3,750,000	3,532,575
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,040,920
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,565,460
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	1,000,000	1,017,030
		38,939,173
California - 14.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,756,528
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI, 5% 12/1/16 (c)	3,400,000	3,897,080
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	5,731,900
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	666,894
Series A, 5% 7/1/18	1,400,000	1,640,478
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,374
5% 11/1/24	2,400,000	2,525,712
5% 6/1/27 (AMBAC Insured)	600,000	627,636
5% 9/1/27	1,410,000	1,462,523
5% 3/1/31	1,800,000	1,825,920
5% 9/1/31	1,500,000	1,523,370
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	853,501
5% 9/1/32	1,600,000	1,620,048
5% 8/1/33	900,000	905,589
5% 9/1/33	1,800,000	1,818,000
5% 9/1/35	1,600,000	1,608,720
5.125% 11/1/24	600,000	630,450
5.25% 2/1/16	1,000,000	1,099,300
5.25% 2/1/24	1,000,000	1,057,990
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	516,845
5.25% 2/1/28	1,200,000	1,241,700
5.25% 2/1/33	2,000,000	2,031,540
5.25% 12/1/33	20,000	20,391
5.25% 3/1/38	2,600,000	2,658,500
5.5% 8/1/27	2,100,000	2,275,854
5.5% 8/1/29	2,800,000	3,003,896
5.5% 8/1/30	2,000,000	2,141,560
5.5% 11/1/33	5,400,000	5,610,978
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/40	$ 1,000,000	$ 1,060,560
6% 3/1/33	2,600,000	2,957,942
6% 4/1/38	5,300,000	5,898,423
6% 11/1/39	11,700,000	13,087,386
6.5% 4/1/33	3,800,000	4,443,112
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	1,044,330
Series 2009 E, 5.625% 7/1/25	2,000,000	2,139,060
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,033,590
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,580,600
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,280,796
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,760,675
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,159,899
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,099,430
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	1,000,000	1,063,840
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,011,220
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,693,776
5% 11/1/21	1,760,000	1,828,358
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,010,550
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,035,000
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,839,519
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,476,479
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,669,685
Series 2005 H, 5% 6/1/18	1,425,000	1,509,089
Series 2009 G1, 5.75% 10/1/30	600,000	635,994
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
6.125% 11/1/29	$ 400,000	$ 435,908
6.375% 11/1/34	1,000,000	1,095,590
Series 2010 A, 5.75% 3/1/30	1,000,000	1,062,180
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,830,848
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,035,270
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,900,000	7,524,726
Bonds (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	519,445
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,314,118
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,358,358
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	618,548
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	404,980
5.75% 1/15/40	600,000	590,760
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,890,440
5% 6/1/45	1,000,000	949,600
Series 2007 A1, 5% 6/1/33	400,000	323,392
5% 6/1/45 (FSA Insured)	105,000	102,135
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,112,820
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,426,960
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	326,043
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	4,055,840
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,318,148
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 2,000,000	$ 2,267,480
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,009,830
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,075,060
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,078,200
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,126,500
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,114,765
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,032,660
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	271,310
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,812,400
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	462,284
6.5% 8/1/27	1,000,000	1,201,900
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,023,140
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,228,425
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	648,150
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	424,560
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,712,020
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	654,500
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	675,030
5.5% 5/15/20 (AMBAC Insured)	740,000	758,189
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,815,627
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.75% 5/15/30	$ 5,985,000	$ 6,951,757
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,098,990
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,118,644
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	763,385
		182,723,505
Colorado - 1.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (h)	1,810,000	2,054,622
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	1,200,000	881,112
0% 7/15/22 (Escrowed to Maturity) (h)	2,800,000	1,865,752
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	903,783
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,065,280
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	244,923
Series A, 5% 7/1/14	570,000	566,951
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,617,020
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (h)	1,200,000	1,022,472
0% 10/1/22 (Escrowed to Maturity) (h)	6,100,000	4,106,520
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000,000	1,050,300
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,307,388
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	873,360
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 248,540
Series 2010 C, 5.25% 9/1/25	1,000,000	1,004,500
		22,812,523
Connecticut - 0.4%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,341,100
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (g)	3,350,000	3,350,804
		5,691,904
District Of Columbia - 1.4%
District Columbia Rev. Series B, 4.75% 6/1/32	500,000	486,165
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,175,352
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,018,323
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,765,056
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,866,560
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	732,160
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,390,955
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,273,350
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	742,658
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,931,615
		18,382,194
Florida - 4.7%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,064,530
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,094,610
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,610,250
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,617,810
5% 6/1/17 (FSA Insured)	1,000,000	1,072,840
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 600,000	$ 620,952
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,320
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,889,202
Series 2006 E, 5% 6/1/35	700,000	746,193
Series A, 5.5% 6/1/38	400,000	443,224
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,100,840
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	580,360
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,349,236
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	1,027,370
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	507,444
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	70,000	82,095
Series 2006 G:
5% 11/15/16	95,000	105,913
5% 11/15/16 (Escrowed to Maturity) (h)	5,000	5,936
5.125% 11/15/18	965,000	1,052,902
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35,000	41,802
Series 2008 B, 6% 11/15/37	2,000,000	2,151,440
Series B:
5% 11/15/14	875,000	978,390
5% 11/15/14 (Escrowed to Maturity) (h)	125,000	143,860
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2002, 3.95%, tender 9/1/12 (d)	2,300,000	2,421,693
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,472,892
5% 7/1/19	2,230,000	2,392,857
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (h)	1,000,000	1,420,780
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (h)	535,000	657,665
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	$ 1,000,000	$ 1,043,530
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,030,250
Series 2009 B, 5% 10/1/18	4,790,000	5,179,092
Series Three 2010 D, 5% 10/1/38	1,600,000	1,689,680
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,542,285
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,700,000	2,750,625
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,042,920
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,140,200
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,732,640
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,165,772
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,017,490
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,171,401
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	531,090
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,470,588
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,375,933
		59,612,902
Georgia - 3.4%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000,000	2,034,600
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (g)	1,000,000	1,066,840
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	2,400,000	2,450,448
5% 11/1/43	9,070,000	9,161,426
Series 2009 A:
6% 11/1/25	3,000,000	3,508,800
6.25% 11/1/39	3,500,000	3,962,805
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	$ 2,200,000	$ 2,310,770
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	1,100,000	762,135
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	1,800,000	1,247,130
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	991,873
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,717,175
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,583,288
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	5,315,000	3,682,498
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,652,884
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,700,000	1,870,695
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,310,000	1,600,484
		43,603,851
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,300,000	1,359,345
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,250,000	1,392,625
		2,751,970
Idaho - 0.2%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,634,877
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,341,180
		2,976,057
Illinois - 9.9%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,069,315
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	722,760
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,125,000	$ 5,306,149
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,165,347
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	314,371
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,672,021
Series A:
5% 1/1/42 (AMBAC Insured)	25,000	25,165
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	258,774
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	531,920
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,470
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,405,000	1,421,242
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	305,000	305,860
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,845
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,491,154
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,127,320
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,150,611
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	320,982
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,340
Series 2010 A, 5.25% 11/15/33	3,250,000	3,442,335
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,477,036
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	300,994
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,270,106
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	8,500,000	5,369,280
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	$ 1,600,000	$ 1,678,368
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,128,750
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	1,000,000	1,008,860
Series 2010:
5% 2/15/22	1,000,000	1,011,030
5.25% 2/15/30	2,600,000	2,611,154
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,253,484
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,345,201
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,315,353
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,500,930
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	2,015,539
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,549,619
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,332,050
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,500,000	2,580,300
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,636,665
Series 2009 D, 6.625% 11/1/39	1,445,000	1,576,654
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,014,260
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,164,790
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,256,200
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,100,000	1,195,700
5% 8/15/24	1,200,000	1,289,256
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,000,000	1,004,270
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,330
Series 2006, 5.5% 1/1/31	1,000,000	1,056,430
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010, 5% 1/1/23 (FSA Insured)	$ 1,300,000	$ 1,362,205
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,115,792
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,038,560
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,063,990
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (h)	1,500,000	1,518,195
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,042,738
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,396,920
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	770,380
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,372,327
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (h)	235,000	208,981
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	627,002
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,144,749
Lake County Forest Preservation District Series 2007 A, 0.546% 12/15/13 (d)	910,000	891,181
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,951,093
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,195,266
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	525,190
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,438,270
Series 2010 B1, 0% 6/15/44	3,900,000	492,687
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,459,099
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.): - continued
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,140,000	$ 637,967
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,492,934
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	209,270
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,782
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,021,980
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,044,280
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,106,210
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,328,964
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,109,312
Series 2009 A, 5.75% 4/1/38	2,940,000	3,257,785
Series 2010 A:
5% 4/1/25	1,000,000	1,069,650
5.25% 4/1/30	1,000,000	1,066,470
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	4,172,836
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	919,580
0% 11/1/16 (FSA Insured)	1,100,000	926,728
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	898,570
		126,680,533
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	2,017,939
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,491,689
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	$ 1,000,000	$ 1,058,010
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,109,180
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,514,445
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,162,200
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,194,060
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	819,460
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (g)	1,000,000	1,082,990
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,400
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,009,006
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (g)	2,000,000	2,048,680
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	726,653
5% 7/1/35	500,000	531,750
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,018,010
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	2,300,000	2,449,224
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,041,200
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,457
		32,153,353
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	170,000	181,376
Municipal Bonds - continued
	Principal Amount	Value
Iowa - continued
Coralville Urban Renewal Rev. Series C: - continued
5.125% 6/1/39	$ 70,000	$ 68,305
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,296,060
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	3,380,000	3,507,967
		5,053,708
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	1,900,000	2,110,406
Series 2009 D, 5.125% 11/15/39	1,250,000	1,301,225
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	375,284
5.25% 11/15/16	955,000	1,063,650
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,074,760
Olathe Health Facilities Rev.:
(Olathe Med. Ctr. Proj.) Series 2010 A, 5% 9/1/30	1,000,000	1,010,600
Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,036,250
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	310,209
5% 11/15/17	500,000	554,285
		8,836,669
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/23	1,000,000	1,064,650
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,378,120
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,064,140
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,028,260
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,706,825
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 3,470,000	$ 3,713,178
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,267,889
		15,223,062
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,907,723
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,679,808
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,052,280
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (g)	1,570,000	1,687,028
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,530
0% 9/1/15 (AMBAC Insured)	700,000	573,545
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	385,000	388,534
		8,336,448
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,219,757
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,053,970
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,376,973
		3,650,700
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	536,255
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,665,000	1,791,956
5.75% 7/1/13 (Escrowed to Maturity) (h)	405,000	435,881
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,077,620
Series 2010, 5.125% 7/1/39	900,000	927,549
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	$ 885,000	$ 974,420
6% 1/1/38	2,800,000	2,997,876
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,033,960
		9,775,517
Massachusetts - 2.5%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,521,086
Massachusetts Gen. Oblig.:
Series 2007 A, 0.882% 5/1/37 (d)	1,000,000	793,390
Series 2007 C:
5% 8/1/37	4,800,000	5,092,656
5.25% 8/1/24	2,200,000	2,507,318
Series 2009 C, 5% 7/1/21	4,135,000	4,799,122
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,009,710
5.125% 7/1/38	1,000,000	1,000,870
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,051
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,098,940
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,503,150
5% 8/15/30	4,500,000	4,792,635
Series 2007 A:
5% 8/15/22 (AMBAC Insured)	600,000	673,128
5% 8/15/37	2,200,000	2,317,414
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,008
		31,364,478
Michigan - 2.1%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,765,626
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 1,100,000	$ 1,177,891
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,211,540
Series 2006, 5% 7/1/36	2,800,000	2,720,956
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,712,087
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,871,658
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,154,320
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,537,819
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,642,350
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,152,500
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,196,448
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,004,600
Series 2008 A, 5.75% 5/15/38	1,000,000	1,052,990
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,788,775
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	882,150
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	724,542
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,087,450
		26,683,702
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,679,195
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (h)	3,865,000	4,206,048
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,089,380
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2008 A:
5% 1/1/11 (g)	$ 1,500,000	$ 1,509,765
5% 1/1/14 (g)	1,000,000	1,100,470
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,137,900
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,249,193
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,060,400
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,023,840
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,370,600
Series 2003 11, 5.25% 12/1/18	1,000,000	1,102,830
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,127,360
Series 2009, 5.75% 7/1/39	1,600,000	1,658,352
		19,315,333
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,219,356
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	877,481
		2,096,837
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,910,502
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.699% 12/1/17 (d)	1,100,000	897,930
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,430,338
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev.: - continued
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	$ 1,000,000	$ 1,043,790
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,045,500
		5,417,558
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (g)	1,000,000	1,023,160
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,113,920
5.625% 7/1/32	3,000,000	3,333,420
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,083,070
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,350
		7,634,920
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,871,874
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	102,384
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,094,540
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,009,140
		4,077,938
New Jersey - 1.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	829,129
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,078,960
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,089,790
5.25% 3/1/23	2,000,000	2,179,580
5.25% 3/1/25	1,500,000	1,617,630
5.25% 3/1/26	915,000	976,845
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,109,140
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,834,176
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,080,470
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	453,388
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,049,400
		13,298,508
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (g)	1,805,000	1,862,182
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,300,320
		4,162,502
New York - 9.5%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,649,295
5.75% 5/1/21	1,200,000	1,267,752
Series 2004:
5.75% 5/1/17	1,600,000	1,803,264
5.75% 5/1/25 (FSA Insured)	600,000	649,380
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,993,200
5% 2/15/47	1,200,000	1,195,920
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,473,612
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (h)	1,000,000	1,083,740
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	$ 880,000	$ 990,616
Series 2005 G, 5% 8/1/15	1,000,000	1,154,230
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,661,250
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,247,460
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,475,133
Series 2009 I-1, 5.625% 4/1/29	600,000	682,344
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	519,040
Series 2003 A, 5.125% 6/15/34	2,000,000	2,076,160
Series 2003 E, 5% 6/15/34	1,600,000	1,684,032
Series 2005 D:
5% 6/15/37	400,000	421,868
5% 6/15/38	1,300,000	1,371,071
5% 6/15/39	500,000	526,030
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,448,930
Series 2009 A, 5.75% 6/15/40	2,300,000	2,615,284
Series 2009 CC, 5% 6/15/34	2,100,000	2,229,549
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,966,662
Series FF 2, 5.5% 6/15/40	3,000,000	3,343,650
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,118,170
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,302,920
Series 2009 S4:
5.5% 1/15/39	850,000	947,138
5.75% 1/15/39	1,600,000	1,816,752
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,045,730
6% 11/1/28 (b)	2,000,000	2,101,360
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,022,760
Series 2004 B, 5% 8/1/32	1,300,000	1,378,884
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,031,620
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,024,980
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,905,342
Series 2007 A, 5% 3/15/32	2,400,000	2,555,808
Series 2009 A, 5% 2/15/34	1,100,000	1,176,846
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 1,200,000	$ 1,290,540
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,083,630
Series 2007 B, 5.25% 7/1/24	200,000	209,476
Bonds Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,172,006
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,560
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,453,500
Series B, 5% 11/15/34	1,200,000	1,276,176
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,214,792
Series 2008 A, 5.25% 11/15/36	3,700,000	3,883,853
Series 2008 C, 6.5% 11/15/28	1,000,000	1,183,880
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,624,815
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,730,832
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,694,070
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,224,696
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	980,000	1,050,178
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,078,100
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,541,224
5.5% 6/1/14	440,000	441,465
5.5% 6/1/16	4,700,000	4,717,390
5.5% 6/1/17	4,000,000	4,117,360
Series 2003B 1C:
5.5% 6/1/14	360,000	361,199
5.5% 6/1/15	1,700,000	1,706,205
5.5% 6/1/16	1,000,000	1,029,700
5.5% 6/1/17	1,600,000	1,646,944
5.5% 6/1/18	2,800,000	2,993,984
5.5% 6/1/19	1,600,000	1,761,216
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 5,000,000	$ 5,454,600
5.5% 6/1/22	1,500,000	1,630,455
		120,599,628
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (g)	500,000	500,930
163rd Series, 5% 7/15/35	5,900,000	6,399,789
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,400,000	1,490,314
		8,391,033
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,029,420
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (g)	1,000,000	1,061,480
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,342,081
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,245,624
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	360,630
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,620,000	1,632,377
Series 2009 B, 5% 1/1/26	1,800,000	1,970,082
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,097,060
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,084,320
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,646,848
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,054,030
Series 2010 B, 5% 1/1/20	1,300,000	1,496,742
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	$ 1,750,000	$ 1,867,163
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,461,574
		18,349,431
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,000,000	1,024,800
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,386,733
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,294,095
		4,705,628
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,591,380
Series A-2:
5.875% 6/1/47	1,300,000	988,702
6.5% 6/1/47	2,800,000	2,335,592
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,034,670
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	2,000,000	2,180,840
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,667,805
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	419,151
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,447,404
		11,665,544
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,849,889
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,080,910
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,697,360
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C: - continued
5.5% 8/15/22	$ 2,865,000	$ 3,223,211
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,638,405
		9,489,775
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	900,000	956,079
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,269,624
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (Pre-Refunded to 5/1/11 @ 101) (h)	1,715,000	1,775,351
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	587,570
5.75% 8/1/26	1,000,000	1,169,900
5.75% 8/1/28	500,000	580,120
5.75% 8/1/29	500,000	578,645
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,195,260
		8,112,549
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	973,633
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,187,230
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,372,700
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,001,650
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,662,038
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,542,035
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	843,934
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	488,284
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,150,792
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (g)	$ 2,000,000	$ 2,032,340
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,568,700
Series 2009 D, 5.5% 12/1/41	2,400,000	2,553,240
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	529,605
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	611,670
Ninth Series, 5.25% 8/1/40	800,000	810,896
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	695,670
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	209,964
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,017,000
		25,251,381
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,003,030
5% 12/1/12	2,500,000	2,655,550
Series 2006 C, 5.25% 1/1/15 (g)	1,000,000	1,049,770
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	652,506
5.75%, tender 7/1/17 (d)	1,100,000	1,212,200
Series N, 5.5% 7/1/22	1,100,000	1,169,135
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,800,000	440,104
Series 2009 A, 6% 8/1/42	1,400,000	1,540,756
		9,723,051
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,094,920
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (g)	2,840,000	3,119,712
		4,214,632
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,066,575
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,085,460
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,155,395
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	306,165
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,064,700
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	1,000,000	1,028,230
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,384,350
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,088,880
		15,179,755
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,061,500
5% 12/15/15	1,500,000	1,594,395
5% 12/15/16	1,500,000	1,586,445
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,035,900
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,496,068
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	$ 1,805,000	$ 1,909,979
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (g)	1,600,000	1,735,616
		10,419,903
Texas - 12.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,261,932
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,161,080
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	965,200
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,256,515
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,323,900
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	315,993
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	925,614
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,606,250
Series 2008A, 5.25% 2/1/23	2,240,000	2,573,738
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,161,940
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,110,451
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,258,964
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	4,038,709
5% 12/1/36	4,710,000	4,917,805
5.25% 12/1/38	5,600,000	6,099,128
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (g)	2,500,000	2,611,150
Series 2009 A, 5% 11/1/24	1,000,000	1,074,880
Series A:
5% 11/1/42 (c)	3,000,000	3,011,700
5.25% 11/1/12 (g)	1,000,000	1,067,490
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	360,564
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (h)	$ 1,280,000	$ 1,400,589
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,565,884
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,648,700
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,427,988
Garland Independent School District Series 2001, 5.5% 2/15/19	45,000	45,150
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,064,450
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	1,500,000	1,541,550
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	500,000	521,150
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,133,075
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,432,720
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	602,490
5.25% 10/1/24	370,000	412,358
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	230,000	266,345
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,382,736
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,096,790
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (g)	1,000,000	1,053,010
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	1,300,000	1,398,982
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,528,742
0% 8/15/13	1,300,000	1,259,167
Houston Util. Sys. Rev. Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,148,216
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	861,860
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District: - continued
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 2,011,464
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,015,190
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	1,012,824
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	757,442
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,067,770
Lewisville Independent School District 0% 8/15/19	2,340,000	1,792,159
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,170,290
Longview Independent School District 5% 2/15/37	1,000,000	1,054,440
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,365,403
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	714,329
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,080,660
Mansfield Independent School District:
5.375% 2/15/26	145,000	146,253
5.5% 2/15/17	25,000	26,530
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,045,637
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,307,465
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,013,830
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,143,800
Series 2008 A, 6% 1/1/24	2,000,000	2,225,760
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	924,473
Series 2009 A, 6.25% 1/1/39	1,800,000	1,984,608
Northside Independent School District 5.5% 2/15/15	940,000	952,380
Northwest Texas Independent School District 5.5% 8/15/21	170,000	184,243
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	1,900,000	2,041,265
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	438,716
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District: - continued
5.375% 8/15/37	$ 2,000,000	$ 2,192,940
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (g)	1,635,000	1,782,673
5.25% 7/1/18 (FSA Insured) (g)	2,505,000	2,710,736
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	1,000,000	1,127,230
5% 2/1/24	1,000,000	1,114,150
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,414,333
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,668,991
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	423,380
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	345,000	348,643
Series 2008, 5.25% 2/1/38	3,145,000	3,407,104
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,216,006
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,293,539
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	1,450,000	1,500,214
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,534,665
Series 2008, 4.75% 4/1/37	4,500,000	4,632,930
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,658,264
0% 9/1/11 (Escrowed to Maturity) (h)	50,000	49,769
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	973,808
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,525,446
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,600,000	1,745,232
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,522,234
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	$ 4,100,000	$ 4,178,351
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,863,826
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,128,270
5% 4/1/23	1,500,000	1,674,675
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	865,000	867,387
Series 2008 B, 5.25% 7/15/23	1,600,000	1,802,480
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (h)	1,000,000	1,082,150
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,887,584
5.5% 2/15/37	2,100,000	2,288,874
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,498,248
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	35,383
		161,521,401
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,298,412
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	404,380
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,013,650
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,756,728
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,040,930
		5,215,688
Municipal Bonds - continued
	Principal Amount	Value
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	$ 4,000,000	$ 4,408,880
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	413,576
		4,822,456
Washington - 5.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	817,340
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,950,000	2,025,056
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,124,360
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,045,950
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,910
5% 1/1/35	2,000,000	2,078,200
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,862,776
Series 2008, 5.75% 1/1/43	3,600,000	4,014,792
Series 2009, 5.25% 1/1/42	1,000,000	1,076,870
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (g)	3,000,000	3,006,690
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,100,880
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,113,770
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,630
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,008,010
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,008,010
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	906,876
Series S5, 0% 1/1/18	2,230,000	1,827,374
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 3,000,000	$ 3,381,420
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,140,040
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	3,146,730
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,088,830
Series 2010 A, 5% 8/15/18	2,295,000	2,506,415
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,131,100
Series 2006 D, 5.25% 10/1/33	1,000,000	1,057,790
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,460,942
5.7% 7/1/38	2,270,000	2,344,706
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,247,987
		65,676,454
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,060,850
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	465,000	496,471
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	400,000	436,220
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	349,372
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	68,501
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (h)	1,095,000	1,153,232
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	1,900,000	1,979,876
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	1,000,140
Series B, 6% 2/15/25	1,500,000	1,516,050
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	$ 500,000	$ 501,770
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	900,000	942,174
		8,443,806
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,100,000	1,202,146
TOTAL MUNICIPAL BONDS (Cost $1,144,936,706)		1,201,182,810
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,536,960
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.30% (e)(f) (Cost $8,309,000)	8,309,000	8,309,000
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $1,154,745,706)		1,211,028,770
NET OTHER ASSETS (LIABILITIES) - 4.9%		62,410,975
NET ASSETS - 100%		$ 1,273,439,745
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 21,827
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,202,719,770	$ -	$ 1,202,719,770	$ -
Money Market Funds	8,309,000	8,309,000	-	-
Total Investments in Securities:	$ 1,211,028,770	$ 8,309,000	$ 1,202,719,770	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.1%
Health Care	19.2%
Water & Sewer	9.1%
Transportation	8.8%
Special Tax	7.7%
Electric Utilities	7.2%
Other	5.8%
Others* (Individually Less Than 5%)	10.1%
100.0%
*Includes net other assets
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,911,450 of which $1,172,353 and $739,097 will expire on October 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,146,436,706)	$ 1,202,719,770
Fidelity Central Funds (cost $8,309,000)	8,309,000
Total Investments (cost $1,154,745,706)		$ 1,211,028,770
Cash		54,120,437
Receivable for fund shares sold		2,563,165
Interest receivable		17,273,400
Distributions receivable from Fidelity Central Funds		1,984
Other receivables		15,536
Total assets		1,285,003,292

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,891,572
Payable for fund shares redeemed	2,037,688
Distributions payable	1,587,013
Accrued management fee	399,158
Distribution and service plan fees payable	291,135
Other affiliated payables	302,217
Other payables and accrued expenses	54,764
Total liabilities		11,563,547

Net Assets		$ 1,273,439,745
Net Assets consist of:
Paid in capital		$ 1,218,659,458
Undistributed net investment income		408,673
Accumulated undistributed net realized gain (loss) on investments		(1,911,450)
Net unrealized appreciation (depreciation) on investments		56,283,064
Net Assets		$ 1,273,439,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($448,793,661 ÷ 34,546,576 shares)	$ 12.99

Maximum offering price per share (100/96.00 of $12.99)	$ 13.53
Class T: Net Asset Value and redemption price per share ($253,136,127 ÷ 19,435,715 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class B: Net Asset Value and offering price per share ($19,837,595 ÷ 1,531,230 shares)A	$ 12.96

Class C: Net Asset Value and offering price per share ($151,846,708 ÷ 11,664,660 shares)A	$ 13.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($399,825,654 ÷ 30,917,487 shares)	$ 12.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2010

Investment Income
Interest		52,087,397
Income from Fidelity Central Funds		21,827
Total income		52,109,224

Expenses
Management fee	$ 4,318,618
Transfer agent fees	1,536,681
Distribution and service plan fees	3,383,992
Accounting fees and expenses	235,392
Custodian fees and expenses	17,756
Independent trustees' compensation	4,239
Registration fees	148,231
Audit	48,584
Legal	5,031
Miscellaneous	13,130
Total expenses before reductions	9,711,654
Expense reductions	(68,451)	9,643,203
Net investment income		42,466,021
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(514,042)
Change in net unrealized appreciation (depreciation) on investment securities		41,887,893
Net gain (loss)		41,373,851
Net increase (decrease) in net assets resulting from operations		$ 83,839,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,466,021	$ 34,369,965
Net realized gain (loss)	(514,042)	(1,075,726)
Change in net unrealized appreciation (depreciation)	41,887,893	71,949,909
Net increase (decrease) in net assets resulting from operations	83,839,872	105,244,148
Distributions to shareholders from net investment income	(42,412,688)	(34,328,568)
Share transactions - net increase (decrease)	166,873,091	256,409,927
Total increase (decrease) in net assets	208,300,275	327,325,507

Net Assets
Beginning of period	1,065,139,470	737,813,963
End of period (including undistributed net investment income of $408,673 and undistributed net investment income of $355,646, respectively)	$ 1,273,439,745	$ 1,065,139,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97
Income from Investment Operations
Net investment incomeC	.465	.479	.476	.488	.504
Net realized and unrealized gain (loss)	.450	.991	(1.094)	(.185)	.193
Total from investment operations	.915	1.470	(.618)	.303	.697
Distributions from net investment income	(.465)	(.480)	(.477)	(.488)	(.505)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.465)	(.480)	(.552)	(.583)	(.667)
Net asset value, end of period	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00
Total ReturnA,B	7.42%	12.96%	(5.06)%	2.39%	5.56%
Ratios to Average Net AssetsD,F
Expenses before reductions	.78%	.79%	.78%	.73%	.68%
Expenses net of fee waivers, if any	.78%	.79%	.78%	.73%	.68%
Expenses net of all reductions	.78%	.79%	.74%	.70%	.63%
Net investment income	3.64%	3.96%	3.85%	3.82%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 448,794	$ 403,580	$ 235,466	$ 160,903	$ 144,183
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00
Income from Investment Operations
Net investment incomeC	.467	.481	.480	.484	.493
Net realized and unrealized gain (loss)	.449	.990	(1.098)	(.177)	.181
Total from investment operations	.916	1.471	(.618)	.307	.674
Distributions from net investment income	(.466)	(.481)	(.477)	(.482)	(.492)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.466)	(.481)	(.552)	(.577)	(.654)
Net asset value, end of period	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02
Total ReturnA,B	7.41%	12.94%	(5.05)%	2.42%	5.36%
Ratios to Average Net AssetsD,F
Expenses before reductions	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.77%	.78%	.74%	.74%	.73%
Net investment income	3.65%	3.97%	3.85%	3.78%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 253,136	$ 256,358	$ 233,891	$ 281,113	$ 310,132
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94
Income from Investment Operations
Net investment incomeC	.379	.397	.396	.398	.407
Net realized and unrealized gain (loss)	.451	.993	(1.096)	(.185)	.193
Total from investment operations	.830	1.390	(.700)	.213	.600
Distributions from net investment income	(.380)	(.400)	(.395)	(.398)	(.408)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.380)	(.400)	(.470)	(.493)	(.570)
Net asset value, end of period	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97
Total ReturnA,B	6.73%	12.26%	(5.70)%	1.68%	4.78%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of all reductions	1.44%	1.45%	1.40%	1.40%	1.39%
Net investment income	2.98%	3.30%	3.19%	3.12%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,838	$ 26,607	$ 31,611	$ 48,172	$ 65,114
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99
Income from Investment Operations
Net investment incomeC	.370	.390	.384	.388	.396
Net realized and unrealized gain (loss)	.448	.999	(1.096)	(.187)	.192
Total from investment operations	.818	1.389	(.712)	.201	.588
Distributions from net investment income	(.368)	(.389)	(.383)	(.386)	(.396)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.368)	(.389)	(.458)	(.481)	(.558)
Net asset value, end of period	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02
Total ReturnA,B	6.60%	12.19%	(5.77)%	1.58%	4.66%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.53%	1.53%	1.49%	1.49%	1.48%
Net investment income	2.89%	3.22%	3.09%	3.03%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,847	$ 133,834	$ 72,444	$ 60,971	$ 62,799
Portfolio turnover rateE	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92
Income from Investment Operations
Net investment incomeB	.492	.506	.504	.508	.520
Net realized and unrealized gain (loss)	.443	.993	(1.093)	(.180)	.196
Total from investment operations	.935	1.499	(.589)	.328	.716
Distributions from net investment income	(.495)	(.509)	(.506)	(.513)	(.524)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)
Total distributions	(.495)	(.509)	(.581)	(.608)	(.686)
Net asset value, end of period	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95
Total ReturnA	7.62%	13.29%	(4.86)%	2.60%	5.73%
Ratios to Average Net AssetsC,E
Expenses before reductions	.55%	.55%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55%	.55%	.54%	.53%	.54%
Expenses net of all reductions	.55%	.55%	.50%	.50%	.49%
Net investment income	3.87%	4.20%	4.08%	4.02%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 399,826	$ 244,761	$ 164,402	$ 132,581	$ 61,573
Portfolio turnover rateD	7%	6%	14%	27%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-ended mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,647,569
Gross unrealized depreciation	(3,973,286)
Net unrealized appreciation (depreciation)	$ 56,674,283

Tax Cost	$ 1,154,354,487

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 17,610
Undistributed ordinary income	$ 289
Capital loss carryforward	$ (1,911,450)
Net unrealized appreciation (depreciation)	$ 56,674,283

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Tax-exempt Income	$ 42,412,688	$ 34,328,568

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $214,239,916 and $78,027,739, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,074,894	$ 32,317
Class T	-%	.25%	637,915	0
Class B	.65%	.25%	208,754	150,892
Class C	.75%	.25%	1,462,429	534,084
			$ 3,383,992	$ 717,293

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A (1.00% to .50% prior to July 12, 2010) shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 100,676
Class T	13,997
Class B *	40,469
Class C *	27,651
$ 182,793

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 540,599.13
Class T	294,583.12
Class B	33,667.15
Class C	188,586.13
Institutional Class	479,246.15
	$ 1,536,681

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,562 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 514
Institutional Class	.55%	10,668
		$ 11,182

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $17,285 and $39,984, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 15,650,148	$ 12,628,165
Class T	9,302,602	9,684,323
Class B	695,454	971,187
Class C	4,205,413	3,189,552
Institutional Class	12,559,071	7,855,341
Total	$ 42,412,688	$ 34,328,568

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009	2010	2009
Class A
Shares sold	9,760,470	17,644,983	$ 124,410,750	$ 212,789,356
Reinvestment of distributions	852,921	750,038	10,886,847	9,108,026
Shares redeemed	(8,240,048)	(6,612,381)	(105,208,202)	(79,633,241)
Net increase (decrease)	2,373,343	11,782,640	$ 30,089,395	$ 142,264,141
Class T
Shares sold	1,482,052	3,385,860	$ 18,917,573	$ 41,223,052
Reinvestment of distributions	514,609	558,501	6,585,190	6,769,874
Shares redeemed	(2,947,560)	(3,763,657)	(37,675,820)	(45,360,623)
Net increase (decrease)	(950,899)	180,704	$ (12,173,057)	$ 2,632,303
Class B
Shares sold	294,345	639,952	$ 3,729,725	$ 7,686,240
Reinvestment of distributions	33,391	47,481	424,661	571,399
Shares redeemed	(923,177)	(1,305,143)	(11,722,002)	(15,681,668)
Net increase (decrease)	(595,441)	(617,710)	$ (7,567,616)	$ (7,424,029)
Class C
Shares sold	3,366,657	6,138,592	$ 42,974,274	$ 74,641,639
Reinvestment of distributions	203,401	155,248	2,604,042	1,889,300
Shares redeemed	(2,553,639)	(1,907,282)	(32,743,842)	(23,080,786)
Net increase (decrease)	1,016,419	4,386,558	$ 12,834,474	$ 53,450,153
Institutional Class
Shares sold	17,088,391	11,822,593	$ 217,057,842	$ 142,786,646
Reinvestment of distributions	493,177	359,361	6,276,304	4,340,047
Shares redeemed	(6,261,763)	(6,880,759)	(79,644,251)	(81,639,334)
Net increase (decrease)	11,319,805	5,301,195	$ 143,689,895	$ 65,487,359

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 5.41% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2009 and the total expenses of Class C ranked equal to its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-UANN-1210
1.784766.107

Item 2. Code of Ethics

As of the end of the period, October 31, 2010, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Municipal Income Fund (the "Fund"):

Services Billed by PwC

October 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Municipal Income Fund	$44,000	$-	$2,200	$2,000

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Municipal Income Fund	$44,000	$-	$2,200	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2010A	October 31, 2009A
Audit-Related Fees	$2,150,000	$2,825,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2010 A	October 31, 2009 A
PwC	$5,205,000	$3,455,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2010